Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 640,000,720		$ 676,343,198	$ 701,190,066
Additions	238,821,559		240,263,874	193,815,932
Retirements	(112,234,066)		(106,977,930)	(72,079,914)
Business combinations	10,919,581		143,016	746,007
Effect of translation of foreign subsidiaries	(23,371,038)		(40,655,711)	(12,122,813)
Depreciation of the year	(114,793,386)		(129,115,727)	(135,206,080)
Ending balance	639,343,370	$ 33,926	640,000,720	676,343,198
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,285,672,457		1,303,278,914	1,256,341,372
Additions	238,821,559		240,263,874	193,815,932
Retirements	(138,455,063)		(140,581,001)	(99,444,894)
Business combinations	10,919,581		143,016	746,007
Effect of translation of foreign subsidiaries	(77,370,847)		(117,432,346)	(48,179,503)
Ending balance	1,319,587,687		1,285,672,457	1,303,278,914
Cost [member] | Network in operation in operation and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	969,195,936		989,665,946	971,276,013
Additions	82,992,062		68,900,443	78,272,882
Retirements	(13,417,360)		(1,610,246)	(21,657,715)
Business combinations	9,572,805		128,246	599,306
Effect of translation of foreign subsidiaries	(57,669,840)		(87,888,453)	(38,824,540)
Ending balance	990,673,603		969,195,936	989,665,946
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57,130,326		62,584,189	62,135,411
Additions	1,530,677		4,429,433	2,858,996
Retirements	(4,025,222)		(3,987,671)	(415,219)
Business combinations	115,935		8,874	27,686
Effect of translation of foreign subsidiaries	(3,950,463)		(5,904,499)	(2,022,685)
Ending balance	50,801,253		57,130,326	62,584,189
Cost [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	149,809,137		150,315,807	144,927,016
Additions	26,881,611		25,268,252	19,287,525
Retirements	(7,594,735)		(13,377,798)	(8,112,571)
Business combinations	1,021,051		2,578	80,734
Effect of translation of foreign subsidiaries	(7,776,500)		(12,399,702)	(5,866,897)
Ending balance	162,340,564		149,809,137	150,315,807
Cost [member] | Construction in process and advances plant suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	81,092,529		74,121,374	49,719,884
Additions	82,640,305		92,285,397	66,383,381
Retirements	(76,892,011)		(76,978,798)	(41,279,573)
Business combinations	209,790		1,379	34,705
Effect of translation of foreign subsidiaries	(5,511,439)		(8,336,823)	(737,023)
Ending balance	81,539,174		81,092,529	74,121,374
Cost [member] | Spare parts for operation of the network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,444,529		26,591,598	28,283,048
Additions	44,776,904		49,380,349	27,013,148
Retirements	(36,525,735)		(44,626,488)	(27,979,816)
Business combinations			1,939	3,576
Effect of translation of foreign subsidiaries	(2,462,605)		(2,902,869)	(728,358)
Ending balance	34,233,093		28,444,529	26,591,598
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	645,671,737		626,935,716	555,151,306
Retirements	(26,220,997)		(33,603,071)	(27,364,980)
Effect of translation of foreign subsidiaries	(53,999,809)		(76,776,635)	(36,056,690)
Depreciation of the year	114,793,386		129,115,727	135,206,080
Ending balance	680,244,317		645,671,737	626,935,716
Accumulated depreciation [member] | Network in operation in operation and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	560,005,547		552,345,509	495,887,086
Retirements	(24,954,514)		(28,712,096)	(21,214,724)
Effect of translation of foreign subsidiaries	(47,778,627)		(67,907,227)	(32,860,339)
Depreciation of the year	93,097,695		104,279,361	110,533,486
Ending balance	580,370,101		560,005,547	552,345,509
Accumulated depreciation [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	76,533,494		63,359,529	48,459,697
Retirements	(695,425)		(2,418,837)	(4,572,509)
Effect of translation of foreign subsidiaries	(4,754,982)		(6,579,983)	(2,251,958)
Depreciation of the year	19,249,104		22,172,785	21,724,299
Ending balance	90,332,191		76,533,494	63,359,529
Accumulated depreciation [member] | Spare parts for operation of the network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	321,747		575,393	323,201
Retirements	(283,986)		(160,696)	(9,205)
Effect of translation of foreign subsidiaries	(79,226)		(131,429)	(4,339)
Depreciation of the year	116,182		38,479	265,736
Ending balance	74,717		321,747	575,393
Accumulated depreciation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,810,949		10,655,285	10,481,322
Retirements	(287,072)		(2,311,442)	(1,568,542)
Effect of translation of foreign subsidiaries	(1,386,974)		(2,157,996)	(940,054)
Depreciation of the year	2,330,405		2,625,102	2,682,559
Ending balance	$ 9,467,308		$ 8,810,949	$ 10,655,285